Share of profit after tax of equity accounted units	12 Months Ended
Dec. 31, 2017
Share Of Profit After Tax Of Equity Accounted Units [Abstract]
Share of profit after tax of equity accounted units
Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

7 Share of profit after tax of equity accounted units

	2017	2016	2015
	US$m	US$m	US$m
Sales revenue: Rio Tinto share (a)	1,960	1,727	2,149
Operating costs	(1,400)	(1,237)	(1,609)
Profit before finance items and taxation	560	490	540
Finance items	(47)	(33)	(37)
Share of profit after tax of equity accounted units	17	20	35
Profit before taxation	530	477	538
Taxation	(191)	(156)	(177)
Profit for the year (Rio Tinto share)	339	321	361

(a)	Sales revenue of equity accounted units includes sales by equity accounted units to Group subsidiaries.

Further information relating to the Group’s interests in joint ventures and associates is given in notes 35 and 36.

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